                        SUPPLEMENT TO THE PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

                              CREDIT SUISSE TRUST

                          GLOBAL TECHNOLOGY PORTFOLIO

The following supplements certain information contained in the Prospectus and Statement of Additional Information of the above-named portfolio (the "Fund").

The Board of Trustees of the Fund has approved a sub-advisory agreement with the Japanese affiliate ("CSAM Japan") of the Fund's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), subject to approval by shareholders of the Fund. The agreement will be presented to the shareholders for their consideration at a special meeting scheduled for May 1, 2002. There can be no assurance that the necessary approval by the shareholders of the Fund will be obtained. Regardless of whether the proposed sub-advisory agreement with CSAM Japan is approved by the Fund's shareholders, CSAM will continue to provide advisory services to the Fund.

IMPORTANTLY, YOU SHOULD NOTE THAT THE PROPOSED SUB-ADVISORY ARRANGEMENT WILL NOT AFFECT THE FEES OR EXPENSES APPLICABLE TO THE FUND BECAUSE ALL SUB-ADVISORY FEES WILL BE BORNE BY CSAM.

Dated: April 10, 2002                                              TRGLT-16-0402

                       SUPPLEMENT TO THE PROSPECTUSES AND
                      STATEMENT OF ADDITIONAL INFORMATION

                              CREDIT SUISSE TRUST

                     GLOBAL POST-VENTURE CAPITAL PORTFOLIO

The following supplements certain information contained in the Prospectuses and Statement of Additional Information of the above-named portfolio (the "Fund").

The Board of Trustees of the Fund has approved two sub-advisory agreements, one with the United Kingdom affiliate ("CSAM U.K.") of the Fund's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and the other with the Japanese affiliate of CSAM ("CSAM Japan"), subject to approval by shareholders of the Fund. The agreements will be presented to the shareholders for their consideration at a special meeting scheduled for May 1, 2002. There can be no assurance that the necessary approval by the shareholders of the Fund will be obtained. The approval or disapproval by shareholders of the proposed sub-advisory agreement with CSAM U.K. will not affect the approval or disapproval by shareholders of the proposed sub-advisory agreement with CSAM Japan. Regardless of whether either or both of the proposed sub-advisory agreements are approved by the Fund's shareholders, CSAM will continue to provide advisory services to the Fund.

IMPORTANTLY, YOU SHOULD NOTE THAT THE PROPOSED SUB-ADVISORY ARRANGEMENTS WILL NOT AFFECT THE FEES OR EXPENSES APPLICABLE TO THE FUND BECAUSE ALL SUB-ADVISORY FEES WILL BE BORNE BY CSAM.

Dated: April 10, 2002                                                    16-0402
                                                                             for
                                                                           TREPX
                                                                           TRIUS

                       SUPPLEMENT TO THE PROSPECTUSES AND
                      STATEMENT OF ADDITIONAL INFORMATION

                              CREDIT SUISSE TRUST

                         INTERNATIONAL FOCUS PORTFOLIO

The following supplements certain information contained in the Prospectuses and Statement of Additional Information of the above-named portfolio (the "Fund").

The Board of Trustees of the Fund has approved two sub-advisory agreements, one with the United Kingdom affiliate ("CSAM U.K.") of the Fund's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and the other with the Japanese affiliate of CSAM ("CSAM Japan"), subject to approval by shareholders of the Fund. The agreements will be presented to the shareholders for their consideration at a special meeting scheduled for May 1, 2002. There can be no assurance that the necessary approval by the shareholders of the Fund will be obtained. The approval or disapproval by shareholders of the proposed sub-advisory agreement with CSAM U.K. will not affect the approval or disapproval by shareholders of the proposed sub-advisory agreement with CSAM Japan. Regardless of whether either or both of the proposed sub-advisory agreements are approved by the Fund's shareholders, CSAM will continue to provide advisory services to the Fund.

IMPORTANTLY, YOU SHOULD NOTE THAT THE PROPOSED SUB-ADVISORY ARRANGEMENTS WILL NOT AFFECT THE FEES OR EXPENSES APPLICABLE TO THE FUND BECAUSE ALL SUB-ADVISORY FEES WILL BE BORNE BY CSAM.

Dated: April 10, 2002                                                    16-0402
                                                                             for
                                                                           TRIAP
                                                                           TRIAS
                                                                           TRIEQ
                                                                           TRIPS
                                                                           TRIUS